Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2021
Changes in the Allowance for Loan Losses and Loan Balances Outstanding	The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2021, 2020 and 2019. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.
Allowance for loan losses:

December 31, 2021	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,810	$(15)	$165	$(360)	$2,600
Commercial Real Estate:
Owner Occupied	4,057	—	7	400	4,464
Non-Owner Occupied	12,451	—	395	1,014	13,860
Residential Real Estate	2,484	(120)	302	(69)	2,597
Real Estate Construction	2,439	—	1	(630)	1,810
Farm Real Estate	338	—	12	(63)	287
Consumer and Other	209	(24)	60	(69)	176
Unallocated	240	—	—	607	847

Total	$25,028	$(159)	$942	$830	$26,641

Allowance for loan losses:

December 31, 2020	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,219	$(20)	$7	$604	$2,810
Commercial Real Estate:
Owner Occupied	2,541	(148)	259	1,405	4,057
Non-Owner Occupied	6,584	—	48	5,819	12,451
Residential Real Estate	1,582	(236)	218	920	2,484
Real Estate Construction	1,250	—	4	1,185	2,439
Farm Real Estate	344	—	13	(19)	338
Consumer and Other	247	(61)	65	(42)	209
Unallocated	—	—	—	240	240

Total	$14,767	$(465)	$614	$10,112	$25,028

Allowance for loan losses:

December 31, 2019	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,747	$(114)	$86	$500	$2,219
Commercial Real Estate:
Owner Occupied	1,962	(161)	289	451	2,541
Non-Owner Occupied	5,803	—	102	679	6,584
Residential Real Estate	1,531	(294)	259	86	1,582
Real Estate Construction	1,046	(24)	3	225	1,250
Farm Real Estate	397	—	5	(58)	344
Consumer and Other	284	(183)	85	61	247
Unallocated	909	—	—	(909)	—

Total	$13,679	$(776)	$829	$1,035	$14,767

The following tables present, by portfolio segment, the allocation of the allowance for loan losses and related loan balances as of December 31, 2021 and December 31, 2020.

December 31, 2021	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$—	$—	$2,600	$2,600
Commercial Real Estate:
Owner Occupied	—	7	4,457	4,464
Non-Owner Occupied	—	—	13,860	13,860
Residential Real Estate	—	11	2,586	2,597
Real Estate Construction	—	—	1,810	1,810
Farm Real Estate	—	—	287	287
Consumer and Other	—	—	176	176
Unallocated	—	—	847	847

Total	$—	$18	$26,623	$26,641

Outstanding loan balances:
Commercial & Agriculture	$—	$—	$246,502	$246,502
Commercial Real Estate:
Owner Occupied	—	187	295,265	295,452
Non-Owner Occupied	—	—	829,310	829,310
Residential Real Estate	290	526	429,244	430,060
Real Estate Construction	—	—	157,127	157,127
Farm Real Estate	—	509	27,910	28,419
Consumer and Other	—	—	11,009	11,009

Total	$290	$1,222	$1,996,367	$1,997,879

December 31, 2020	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:

Commercial & Agriculture	$—	$73	$2,737	$2,810
Commercial Real Estate:
Owner Occupied	—	5	4,052	4,057
Non-Owner Occupied	—	—	12,451	12,451
Residential Real Estate	—	29	2,455	2,484
Real Estate Construction	—	—	2,439	2,439
Farm Real Estate	—	—	338	338
Consumer and Other	—	—	209	209
Unallocated	—	—	240	240

Total	$—	$107	$24,921	$25,028

Outstanding loan balances:
Commercial & Agriculture	$—	$74	$409,802	$409,876
Commercial Real Estate:
Owner Occupied	—	980	277,433	278,413
Non-Owner Occupied	—	48	705,024	705,072
Residential Real Estate	388	946	441,254	442,588
Real Estate Construction	—	—	175,609	175,609
Farm Real Estate	—	618	32,484	33,102
Consumer and Other	—	—	12,842	12,842

Total	$388	$2,666	$2,054,448	$2,057,502

Credit Exposures by Internally Assigned Grades

December 31, 2021	Pass	Special Mention	Substandard	Doubtful	Ending Balance

Commercial & Agriculture	$244,787	$526	$1,189	$—	$246,502
Commercial Real Estate:
Owner Occupied	290,617	3,119	1,716	—	295,452
Non-Owner Occupied	764,181	28,042	37,087	—	829,310
Residential Real Estate	77,594	164	4,455	—	82,213
Real Estate Construction	136,149	260	5	—	136,414
Farm Real Estate	27,023	205	1,191	—	28,419
Consumer and Other	764	—	20	—	784

Total	$1,541,115	$32,316	$45,663	$—	$1,619,094

December 31, 2020	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$401,636	$4,472	$3,768	$—	$409,876
Commercial Real Estate:
Owner Occupied	248,316	19,429	10,668	—	278,413
Non-Owner Occupied	604,909	58,270	41,893	—	705,072
Residential Real Estate	81,409	668	5,524	—	87,601
Real Estate Construction	158,207	962	492	—	159,661
Farm Real Estate	30,486	216	2,400	—	33,102
Consumer and Other	833	—	33	—	866

Total	$1,525,796	$84,017	$64,778	$—	$1,674,591

Performing and Nonperforming Loans

December 31, 2021	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$347,847	$20,713	$10,225	$378,785
Nonperforming	—	—	—	—

Total	$347,847	$20,713	$10,225	$378,785

December 31, 2020	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$354,987	$15,948	$11,976	$382,911
Nonperforming	—	—	—	—

Total	$354,987	$15,948	$11,976	$382,911

Aging Analysis of Past Due Loans

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$249	$13	$78	$340	$246,162	$—	$246,502	$—
Commercial Real Estate:
Owner Occupied	—	—	106	106	295,346	—	295,452	—
Non-Owner Occupied	—	—	4	4	829,306	—	829,310	—
Residential Real Estate	1,848	879	842	3,569	426,201	290	430,060	—
Real Estate Construction	—	—	—	—	157,127	—	157,127	—
Farm Real Estate	—	—	—	—	28,419	—	28,419	—
Consumer and Other	42	—	9	51	10,958	—	11,009	—

Total	$2,139	$892	$1,039	$4,070	$1,993,519	$290	$1,997,879	$—

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$117	$25	$50	$192	$409,684	$—	$409,876	$—
Commercial Real Estate:
Owner Occupied	—	4	102	106	278,307	—	278,413	—
Non-Owner Occupied	—	—	6	6	705,066	—	705,072	—
Residential Real Estate	1,059	867	1,314	3,240	438,960	388	442,588	—
Real Estate Construction	—	—	—	—	175,609	—	175,609	—
Farm Real Estate	—	—	4	4	33,098	—	33,102	—
Consumer and Other	59	1	16	76	12,766	—	12,842	—

Total	$1,235	$897	$1,492	$3,624	$2,053,490	$388	$2,057,502	$—

Summary of Nonaccrual Loans Excluding Purchased Credit-Impaired (PCI) Loans
The following table presents loans on nonaccrual status, excluding purchased credit-impaired (PCI) loans, as of December 31, 2021 and 2020.

	2021	2020
Commercial & Agriculture	$78	$139
Commercial Real Estate:
Owner Occupied	334	964
Non-Owner Occupied	4	6
Residential Real Estate	3,232	3,893
Real Estate Construction	5	7
Farm Real Estate	—	85
Consumer and Other	20	31

Total	$3,673	$5,125

Schedule of Loan Modifications
There were no loans modified during the twelve month period ended December 31, 2021 and 2020. Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2019 were as follows:

For the Twelve Month Period Ended December 31, 2019
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	1	382	382
Residential Real Estate	—	—	—
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	1	$382	$382

Impaired Financing Receivables Excluding PCI Loans
The following table includes the recorded investment and unpaid principal balances for impaired financing receivables, excluding PCI loans, with the associated allowance amount, if applicable, as of December 31, 2021 and 2020.

	December 31, 2021			December 31, 2020
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial Real Estate:
Owner Occupied	$—	$—		$757	$757
Non-Owner Occupied	—	—		48	48
Residential Real Estate	503	528		915	940
Farm Real Estate	509	509		618	618

Total	1,012	1,037		2,338	2,363
With an allowance recorded:
Commercial & Agriculture	—	—	$—	74	74	$73
Commercial Real Estate:
Owner Occupied	187	187	7	223	223	5
Residential Real Estate	23	27	11	31	35	29

Total	210	214	18	328	332	107
Total:
Commercial & Agriculture	—	—	—	74	74	73
Commercial Real Estate:
Owner Occupied	187	187	7	980	980	5
Non-Owner Occupied	—	—	—	48	48	—
Residential Real Estate	526	555	11	946	975	29
Farm Real Estate	509	509	—	618	618	—

Total	$1,222	$1,251	$18	$2,666	$2,695	$107

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2021, 2020 and 2019.

For the year ended:	December 31, 2021		December 31, 2020
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$15	$—	$88	$4
Commercial Real Estate:
Owner Occupied	396	18	520	27
Non-Owner Occupied	23	1	243	16
Residential Real Estate	629	31	1,361	43
Farm Real Estate	569	24	647	26

Total	$1,632	$74	$2,859	$116

For the year ended:	December 31, 2019
	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$367	$33
Commercial Real Estate:
Owner Occupied	456	32
Non-Owner Occupied	308	20
Residential Real Estate	1,271	58
Farm Real Estate	683	29

Total	$3,085	$172

Schedule of Changes in Amortized Yield for PCI Loans
Changes in the amortizable yield for PCI loans were as follows, since acquisition:

	At December 31, 2021	At December 31, 2020
	(In Thousands)	(In Thousands)
Balance at beginning of period	$225	$255
Acquisition of PCI loans	—	—
Accretion	(77)	(336)
Transfers from non-accretable to accretable	69	306

Balance at end of period	$217	$225

Schedule of Loans Acquired and Accounted
The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At December 31, 2021	At December 31, 2020
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$512	$687
Carrying amount	290	388

CARES Act [Member]
Schedule of Loan Modifications	Details with respect to loan modifications that remain on deferred status are as follows:

Type of Loan	Number of Loans	Balance	Percent of Loans Outstanding 1
		(In thousands)
Commercial & Agriculture	2	$498	0.03%
Commercial Real Estate:
Non-Owner Occupied	5	4,644	0.24%

Total	7	$5,142	0.26%

1 excluding PPP loans